Real Estate (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended					0 Months Ended				3 Months Ended				0 Months Ended	9 Months Ended			0 Months Ended	7 Months Ended	0 Months Ended		3 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 06, 2013 535 Mission [Member] floor sqft	Mar. 26, 2013 Transbay Tower [Member] floor sqft	Feb. 26, 2013 Transbay Tower [Member]	Feb. 07, 2013 Transbay Tower [Member]	Mar. 22, 2013 Two Patriots Park [Member] sqft	Mar. 29, 2013 Reston Signature Site [Member] sqft	Apr. 25, 2013 601 Massachusetts Avenue [Member] sqft	Jun. 14, 2013 Seventeen Cambridge Center [Member] sqft	Dec. 31, 2013 The Avant at Reston Town Center Residential [Member] apartments sqft	Mar. 31, 2013 Plaza at Almaden [Member]	Jun. 28, 2013 Plaza at Almaden [Member] sqft	Dec. 31, 2013 250 West 55th Street [Member] sqft	Dec. 31, 2013 680 Folsom Street [Member] sqft	Apr. 10, 2013 Mountain View Research And Technology Parks [Member]	Dec. 31, 2013 Mountain View Research And Technology Parks [Member]	Apr. 10, 2013 Mountain View Research [Member] sqft Buildings	Apr. 10, 2013 Mountain View Technology [Member] sqft Buildings	May 31, 2013 767 5th Avenue (The General Motors Building) [Member] sqft	Dec. 31, 2013 767 5th Avenue (The General Motors Building) [Member]	Feb. 20, 2013 Montvale Center [Member]	Feb. 20, 2013 Montvale Center [Member]	Mar. 31, 2013 303 Almaden [Member]	Jun. 28, 2013 303 Almaden [Member] sqft	Aug. 22, 2013 1301 New York Avenue [Member] sqft	Oct. 09, 2013 Time Square Tower [Member] sqft	Dec. 20, 2013 10 and 20 Burlington Mall Road [Member] sqft Buildings	Dec. 20, 2013 One Preserve Parkway [Member] sqft	Dec. 31, 2013 Cambridge Center Connector [Member] sqft	Oct. 29, 2013 Princeton Build to Suit [Member] sqft	May 31, 2013 767 5th Avenue (The General Motors Building) [Member] partners
Real Estate Properties [Line Items]
Gain on consolidation of joint ventures									$ 385,991,000	$ 0	$ 0														$ 26,500,000				$ 359,500,000												$ 359,500,000
Payments to Acquire and Develop Real Estate									522,900,000	788,052,000	112,180,000	71,000,000
Net Rentable Area												307,000	1,400,000			256,000	250,000	478,000	195,000	355,000		840,000	989,000	525,000			604,000	135,000	1,800,000					158,000	201,000	1,246,000	152,000	184,000	43,000	130,000
Property placed in-service (percentage)																				63.00%			6.00%	1.00%
ownership interest sold (percent)																																				45.00%
Number of apartment units																				359
Impairment loss from discontinued operations									2,852,000	0	0																						2,900,000
Number of Joint Venture Partners																																									2
Aggregate purchase price																									233,084,000
Payments to Acquire Land													192,000,000				27,000,000
Ownership Percentage														95.00%
Number of floors in building												27	60
Revenue contributed by acquisitions	576,199,000	571,481,000	510,033,000	477,826,000	478,047,000	464,220,000	466,197,000	438,722,000	2,135,539,000	1,847,186,000	1,722,792,000															16,700,000				168,400,000
Earnings									690,073,000	648,504,000	613,389,000															400,000				8,400,000
Amount of debt extinguished																																25,000,000
Gain on forgiveness of debt from discontinued operations									20,736,000	0	0																				20,700,000
Contractual Sales Price																																		40,000,000	135,000,000		30,000,000	61,300,000
Proceeds from sale of an interest in a real estate asset																																				673,100,000
Proceeds from the sale of real estate									250,078,000	61,963,000	0																								121,500,000		29,400,000	59,900,000
Gain on sale of real estate from discontinued operations									115,459,000	38,445,000	0																								88,600,000		21,000,000	5,900,000
Number of real estate properties																											16	7									2
Partners Joint Venture Ownership Percentage														5.00%	50.00%														40.00%
Impairment loss									4,401,000	0	0										4,400,000
Net Contractual Sales Price																																			121,700,000	684,000,000
Portion allocation to noncontrolling interest based on carrying value of the total equity of the property prior to the sale																																				243,500,000
Difference between net cash proceeds received and noncontrolling interest recognized																																				$ 429,600,000